Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum annual payments under the non-cancelable operating lease are as follows:
Years Ending December 31,

2013	$110,000
2014	113,000
2015	67,000
$290,000